Property, Plant and Equipment, net, Gross Carrying Amount and Accumulated Depreciation (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property and Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Gross carrying amount	$ 35,272,120
Accumulated depreciation	(2,244,850)
Net Carrying amount	33,027,270	$ 34,658,519
Wind Turbines [Member]
Property, Plant and Equipment, Net [Abstract]
Gross carrying amount	32,726,420
Accumulated depreciation	(1,681,774)
Net Carrying amount	31,044,646	32,576,826
Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Gross carrying amount	2,161,002
Accumulated depreciation	(434,515)
Net Carrying amount	1,726,487	1,914,676
Office Furniture [Member]
Property, Plant and Equipment, Net [Abstract]
Gross carrying amount	190,429
Accumulated depreciation	(43,663)
Net Carrying amount	146,766	105,743
Other Fixtures and Fittings, Office Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Gross carrying amount	194,269
Accumulated depreciation	(84,898)
Net Carrying amount	$ 109,371	$ 61,274